Other Assets (Details) - Schedule of other assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Assets Abstract
Accrued interest income	$ 6,301	$ 4,924
Prepaid expenses	3,331	1,746
Refundable deposits	124	123
Employees receivables	26	4
Funds held in trust accounts	2,852	2,818
Income tax receivables	563	130
Trade receivables	313	9
Investments proceeds receivables	324
Others	491	188
Total	$ 14,325	$ 9,942